Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Summary of long-term debt

For the year ended December 31	Note	Weighted average interest rate at December 31, 2025	2025	2024
Notes payable (1)	30	2.40%	2,566	2,203
Loans secured by receivables (2)	30	3.29%	1,594	1,600
Supplier finance arrangements due within one year	26	4.00%	70	73
Long-term debt due within one year (3)	26	4.10%	1,925	3,793
Total debt due within one year			6,155	7,669
(1)Includes commercial paper of $1,861 million in U.S. dollars ($2,550 million in Canadian dollars) and $1,522 million in U.S. dollars ($2,190 million in Canadian dollars) as at December 31, 2025 and December 31, 2024, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 30, Financial and capital management, for additional details.
(2)Loans secured by receivables totaled $1,163 million in U.S. dollars ($1,594 million in Canadian dollars) and $1,112 million in U.S. dollars ($1,600 million in Canadian dollars) as at December 31, 2025 and December 31, 2024, respectively, and have been hedged for foreign currency fluctuations with forward currency contracts. See Note 30, Financial and capital management, for additional details.
(3)Included in long-term debt due within one year is the current portion of lease liabilities of $933 million and $1,088 million as at December 31, 2025 and December 31, 2024, respectively.

For the year ended December 31	Note	Weighted average interest rate at December 31, 2025	Maturity	2025	2024
Debt securities
1997 trust indenture (1)		4.42%	2026-2055	17,502	20,273
1976 trust indenture		9.38%	2027-2054	975	975
2016 U.S. trust indenture (2)		4.37%	2032-2054	7,840	9,445
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
2025 Canadian trust indenture (subordinated)		5.63%	2055	1,250	—
2025 U.S. trust indenture (subordinated) (3)		6.94%	2055	3,088	—
Lease liabilities		4.24%	2026-2069	4,309	4,591
Bell Mobility trade loan (4)				—	863
Unsecured committed term loan facility (5)		4.40%	2026-2029	668	—
Unsecured term loan facility (6)		5.38%	2032	686	—
Supplier finance arrangements		4.00%	2026-2030	165	197
Other				312	243
Total debt				37,070	36,862
Net unamortized discount				(8)	(29)
Unamortized debt issuance costs				(163)	(132)
Less amounts due within one year:
Supplier finance arrangements	25			(70)	(73)
Long-term debt	25			(1,925)	(3,793)
Total long-term debt				34,904	32,835
(1)At December 31, 2025 and 2024, $1,995 million and $1,300 million, respectively, have been swapped from fixed to floating using interest rate swaps. As at December 31, 2025 and 2024, $525 million has been swapped from fixed to floating with forward interest rate swaps starting in 2028. See Note 30, Financial and capital management, for additional details.
(2)At December 31, 2025 and 2024, notes issued under the 2016 U.S. trust indenture totaled $5,706 million and $6,550 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations with cross currency interest rate swaps. See Note 30, Financial and capital management, for additional details.
(3)At December 31, 2025, notes issued under the 2025 U.S. trust indenture (subordinated) totaled $2,250 million in U.S. dollars, and have been hedged for foreign currency and interest rate fluctuations with foreign exchange swaps, interest rate swaps and cross currency interest rate swaps. See Note 30, Financial and capital management, for additional details.
(4)In 2025, Bell Mobility Inc. (Bell Mobility) early redeemed the $600 million in U.S. dollars loan incurred under the Bell Mobility trade loan agreement. The loan agreement had been hedged for foreign currency fluctuations. See Note 30, Financial and capital management, for additional details.
(5)At December 31, 2025, loans incurred under the unsecured committed term loan facility totaled $487 million in U.S. dollars and have been hedged for foreign currency fluctuations with cross currency swaps. See Note 30, Financial and capital management, for additional details.
(6)At December 31, 2025, loans incurred under the unsecured term loan facility totaled $500 million in U.S. dollars to partially hedge the U.S. currency exposure related to our net investment in Ziply Fiber. See Note 30, Financial and capital management, for additional details.